Note 8 - Investment in Affiliates (Details) - Investment in Affiliates In Thousands, unless otherwise specified	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2013 Shanghai Teamhead Automobile Surveyors Co. Ltd [Member] CNY	Dec. 31, 2012 Shanghai Teamhead Automobile Surveyors Co. Ltd [Member] CNY	Dec. 31, 2013 Jiaxing Baolian Insurance Agency Co Ltd [Member] CNY	Dec. 31, 2012 Jiaxing Baolian Insurance Agency Co Ltd [Member] CNY	Dec. 31, 2013 Sincere Fame International Limited [Member] CNY	Dec. 31, 2012 Sincere Fame International Limited [Member] CNY
Schedule of Equity Method Investments [Line Items]
Investment in affiliates	$ 31,260	189,241	168,620	473	471	192	347	188,576	167,802